Retirement benefit plan, Summary of Benefit Plan (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Obligation [Member]
Defined benefit pension plan amount recognized in balance sheet [Abstract]
Defined benefit obligation	SFr (33,889)	SFr (30,213)	SFr (26,624)
Fair value of plan assets	26,791	22,749	19,139
Total liability	(7,098)	(7,464)	(7,485)
Defined Benefit Plan [Member]
Net pension cost in statement of income [Abstract]
Service cost	1,648	1,626	1,313
Interest cost	79	71	195
Interest income	(48)	(42)	(133)
Net pension cost	1,679	1,655	1,375
Defined Benefit Plan [Member] | Defined Benefit Obligation [Member]
Net pension cost in statement of income [Abstract]
Service cost	1,648	1,626	1,313
Interest cost	SFr 79	SFr 71	SFr 195
Employee [Member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid to the plan by computing percentage in salary	47.00%
Employer [Member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid to the plan by computing percentage in salary	53.00%
Percentage increase in plan assets			10.00%
Increase in plan assets			SFr 1,200